Taxation - Taxation in Consolidated Statements of Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Current tax	¥ 37,205	¥ 39,902	¥ 39,752
Deferred tax
Origination and reversal of temporary differences (note 20)	(3,482)	(4,279)	(4,673)
Taxation	33,723	35,623	35,079
Hong Kong [member]
Current tax
Current tax	260	193	164
PRC [member]
Current tax
Current tax	¥ 36,945	¥ 39,709	¥ 39,588